Earnings/(loss)per share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings/(loss)per share	Earnings/(loss) per share
Basic earnings/(loss) per share is computed using the weighted-average number of outstanding ordinary shares during the period. Diluted earnings/(loss) per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding ordinary shares and potential outstanding ordinary shares during the period. Potential ordinary shares, which are based on the weighted-average ordinary shares underlying outstanding stock options, restricted stock units, other contingently issuable shares, warrants, and Exchangeable Notes and computed using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted earnings/(loss) per share when their effect is dilutive. The computation of earnings/(loss) per share for the respective periods is as follows:

	2025	2024	2023
	(in € millions, except share and per share data)
Basic earnings/(loss) per share
Net income/(loss) attributable to owners of the parent	2,212	1,138	(532)
Shares used in computation:
Weighted-average ordinary shares outstanding	205,412,951	200,622,518	194,732,304
Basic earnings/(loss) per share attributable to owners of the parent	10.77	5.67	(2.73)
Diluted earnings/(loss) per share
Net income/(loss) attributable to owners of the parent	2,212	1,138	(532)
Net earnings/(loss) used in the computation of diluted earnings/(loss) per share	2,212	1,138	(532)
Shares used in computation:
Weighted-average ordinary shares outstanding	205,412,951	200,622,518	194,732,304
Stock options	3,741,907	4,407,037	—
Restricted stock units	1,344,826	1,939,539	—
Other contingently issuable shares	9,489	21,275	—
Diluted weighted average ordinary shares	210,509,173	206,990,369	194,732,304
Diluted earnings/(loss) per share attributable to owners of the parent	10.51	5.50	(2.73)
Potential dilutive securities that were not included in the diluted earnings/(loss) per share calculations because they would be anti-dilutive for the periods presented, but could potentially dilute earnings per share in the future, were as follows:

	2025	2024	2023
Employee options	352,622	842,401	12,429,245
Restricted stock units	—	18,208	2,554,925
Other contingently issuable shares	—	—	36,898
Warrants	—	—	800,000
Exchangeable Notes	—	2,911,500	2,911,500